Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

(b) Going concern

For the year ended December 31, 2023, the Company incurred a loss from operations of RMB146.2 million, and net cash used in operating activities of RMB89.4 million. As of December 31, 2023, the Company had an accumulated deficit of RMB1.6 billion, and cash and cash equivalents and restricted cash of RMB79.3 million. The Company will require additional liquidity to continue its operations over the next 12 months.

The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing debt or entering into other financing arrangements, obtaining agreements with the existing investors to extend the due dates for outstanding debt and the redemption dates of redeemable equity securities. In addition, the Company plans to diversify revenue streams and implement cost saving measures to grow revenues and decrease expenses. However, the Company may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

(c) Principles of Consolidation

The consolidated financial statements include the unaudited condensed financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the unaudited condensed consolidated (loss)/income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

(d) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes.

Estimates are used for, but not limited to, valuation allowance for deferred tax assets, assessment for impairment of goodwill, long-lived assets and long-term investments, allowance for doubtful accounts, lower of cost and net realizable value of inventories, useful lives of property, plant and equipment and intangible assets, commitments and contingencies, the fair values of financial instruments including redeemable convertible preferred shares, convertible loans, warrant liabilities, the option liability, the shareholders’ loans, the share-based compensation, the fair value of contingent consideration, the purchase price allocation with respect to business combinations, and the fair value of ordinary shares to determine fair value of share options. Incremental borrowing rate of leases, and the length of lease terms which vary and often include renewal options, are important factor in determining the appropriate accounting for leases including the initial classification of the lease as finance (referred to as “capital leases” prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (ASC 842)) or operating and the recognition of rent expense over the duration of the lease.

Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(e) Foreign Currency and foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company’s entities incorporated in Cayman Islands is U.S. dollars (“US$”), and that of the Company’s entities incorporated in Hong Kong is H.K dollars (“HK$”). The Company’s PRC subsidiaries and consolidated VIEs determined their functional currency to be Renminbi (“RMB”).

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as “Foreign currency exchange gain/(loss), net” in the consolidated statements of operations and comprehensive loss.

The consolidated financial statements of the Company are translated from the respective functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

(f) Convenience translation

Translations of the consolidated financial statements from RMB into US$ for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US US$1.00=RMB7.0999, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

(g) Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(h) Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less, when purchased, to be cash equivalents. As of December 31, 2022 and 2023, cash and cash equivalents consist of cash on hand, cash at bank, demand deposits placed with commercial banks that are readily convertible to known amounts of cash, and certain amounts held in accounts managed by other financial institutions in connection with the provision of online and mobile commerce and related services. The cash and cash equivalents are held with reputable bank and financial institution counterparties.

	As of December 31,
	2022	2023
	RMB	RMB
Cash on hand	3,028	149,614
Cash balances include deposits in:
Financial institutions in Chinese mainland
—Denominated in the US$	963	903
—Denominated in the RMB	2,782,933	3,952,852
Total cash balances held at the PRC financial institutions	2,783,896	3,953,755

Financial institutions in Hong Kong
—Denominated in the US$	23,061,616	71,740,457
—Denominated in the HK$	452,540	2,634,595
—Denominated in the RMB	1,540	1,513
Total cash balances held at Hong Kong financial institutions	23,515,696	74,376,565
Financial institutions in the United States
—Denominated in the US$	-	261,460
Total cash balances held at United States financial institutions	-	261,460
Online and mobile financial institutions in Chinese mainland
Denominated in the RMB	499,147	11,441
Online and mobile financial institutions in Hong Kong
Denominated in the HK$	-	35,497
Online and mobile financial institutions in the United States
Denominated in the US$	-	2,365
Total cash and cash equivalents held at online and mobile financial institutions	499,147	49,303

Total cash and cash equivalent balances held at financial institutions	26,798,739	78,641,083

Total cash and cash equivalent balances	26,801,767	78,790,697

(i) Restricted Cash

Cash that is restricted for withdrawal or use is reported separately on the face of the consolidated balance sheets. As of December 31, 2022, the Company had a fixed deposit of US$10,000,000 (equivalent to RMB69.6 million) as a compensating balance for a loan facility (note 13). In order to maintain the loan facility, the management will not withdraw this fixed deposit and therefore based on the company’s statements of intention, this deposit shall be included as restricted cash. As of December 31, 2023, due to the Company has fully settled this loan facility (note 13), the fixed deposit of US$10,000,000 (equivalent to RMB70.8 million) was recorded in “Cash and cash equivalents”.

As of December 31, 2022 and 2023, due to certain closed and pending legal proceedings, bank accounts with the balances of RMB456,863 and RMB497,108 were frozen by the banks. Liabilities related to such legal proceedings were recorded in “Accrued expenses and other current liabilities” in the consolidated balance sheets as it is probable that the liabilities have been incurred and the amount of loss can be reasonably estimated.

	As of December 31,
	2022	2023
	RMB	RMB
Restricted Cash balances in:
Financial institutions in Chinese mainland
—Denominated in the RMB	456,863	497,108
Financial institutions in Hong Kong
—Denominated in the US$	69,646,000	-

Total Restricted Cash balances	70,102,863	497,108

(j) Short-term Investment

Short-term investment represents the Company’s investments in financial products managed by financial institutions which are redeemable at the option of the Company on any working day or have the original maturities of less than twelve months. The Company measures the short-term investments at fair value using the quoted prices or redemption prices provided by financial institutions at the end of each reporting period, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as gain on short-term investments when earned in the consolidated statements of operations and comprehensive loss.

(k) Contract Balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, net and contract liabilities. A contract liability is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer.

Accounts receivable, net are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable, net are included in net cash provided by operating activities in the consolidated statement of cash flows. In evaluating the collectability of receivable balances, the Company considers specific evidence including aging of the receivable, the customer’s payment history, its current credit worthiness and current economic trends. The Company makes a specific allowance if there is strong evidence indicating that an account receivable is likely to be unrecoverable, accounts receivable, net are written off after all collection efforts have been ceased. The Company does not have any off-balance sheet credit exposure related to its customers.

(l) Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. The Company’s inventories mainly contain convenience food products and agriculture products.

For convenience food products, cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write-downs are recorded in “cost of revenues” in the consolidated statements of operations and comprehensive loss.

For agriculture products, the costs including but not limited to labor, fertilization, fuel, crop nutrition and irrigation, are capitalized into inventory throughout the respective crop cycle. Such costs are expensed as cost of revenues when the crops are sold.

(m) Long-term investments

The Company’s long-term investments includes equity investments without readily determinable fair value.

The Company measures the equity investment without readily determinable fair value at cost and adjusts for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Company considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Company makes a qualitative assessment considering impairment indicators to evaluate whether the equity investment without a readily determinable fair value is impaired at each reporting period. The Company also writes down to its fair value if a qualitative assessment indicates that the investment is impaired and that the fair value of the investment is less than its carrying value. If an equity investment without a readily determinable fair value is impaired, the Company includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

(n) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Operating equipment	3-5 years
Electronic equipment	3 years
Office equipment and other	3 years
Leasehold improvements	Shorter of 2-3 years or lease term

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in “cost of revenues, sales and marketing expenses, general and administrative expenses” in the consolidated statements of operations and comprehensive loss.

(o) Intangible Assets, net

Intangible assets represent franchise agreements, customer relationships and brand name acquired through business combinations, which were initially recognized and measured at fair value upon acquisitions and are amortized on a straight-line basis over respective estimated useful life of 1.5-11 years.

(p) Impairment of Long-lived Assets other than Goodwill

The Company evaluates the recoverability of its long-lived assets, including property, plant and equipment and the intangible assets and for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

No impairment of long-lived assets was recognized for the years ended December 31, 2021, 2022 and 2023, respectively. (note 10)

(q) Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Company performs goodwill impairment testing at the reporting unit level on December 31 annually and more frequently if indicators of impairment exist.

(r) Leases

On January 1, 2022, the Company adopted Accounting Standards Codification Topic 842 (ASC 842), which requires that a lessee recognize in the consolidated balance sheet a lease liability and a corresponding Right-of-use assets, including for those leases that the Company currently classifies as operating leases. The Right-of-use assets and the lease liability was initially measured using the present value of the remaining lease payments. ASC 842 was implemented using a modified retrospective approach which resulted in no cumulative-effect adjustment in the opening balance of accumulated deficit as of January 1, 2022. As a result, the consolidated balance sheet prior to January 1, 2022 was not restated and continues to be reported under FASB ASC Topic 840, “Leases,” (“ASC 840”), which did not require the recognition of a Right-of-use assets or lease liability for operating leases. As permitted under ASC 842, the Company adopted the following practical expedients: (1) not to reassess whether an expired or non-lease contract that commenced before January 1, 2022 contained an embedded lease, (2) not to reassess the classification of existing leases, (3) not to determine whether initial direct costs related to existing leases should be capitalized under ASC 842.

The Company categorizes leases at their inception as either operating or finance leases. Lease agreements mainly cover offices, warehouses and equipment, most of these leases are operating leases; however, certain equipment from a third-party lessor are leased under finance leases. Leased assets pursuant to operating leases are included in operating lease Right-of-use assets (“ROU”), while leased assets pursuant to finance leases are included in property and equipment, net. The Company’s lease agreements do not contain any residual value guarantees, restrictions or covenants. The Company reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Company the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Company determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding Right-of-use assets on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Company’s secured incremental borrowing rate. An operating lease Right-of-use assets is initially measured at the value of the lease liability minus any lease incentives and plus initial direct costs incurred and any prepaid rent.

As the rate implicit in the Company’s lease is not typically readily available, the lease liability is measured using the Company’s secured incremental borrowing rates, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Company and a duration similar to the lease term. Some of the Company’s lease contracts include options to extend or terminate the leases. Such options are accounted for only when it is reasonably certain that the Company will exercise the options. Lease cost is recognized on a straight-line basis over the lease term and is included in cost of revenues and general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss.

The Company’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

The Company has elected not to recognize Right-of-use assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise).

The Company’s subleases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term.

If the nature of a sublease is such that the original lessee is not relieved of the primary obligation under the original operating lease, the original lessee (as sublessor) shall account for both the original lease and the new lease as operating leases.

(s) Warrant Liabilities and Option Liability

The warrants and option to purchase redeemable convertible preferred shares at a future date were determined to be freestanding instruments that were accounted for as liabilities. At initial recognition, the Company recorded the warrant liabilities and option liability on the consolidated balance sheets at their estimated fair value. The warrant liabilities and option liability are subject to remeasurement at each reporting period and the Company adjusted the carrying value of the warrant liabilities and option liability to fair value at the end of each reporting period utilizing the binominal option pricing model, with changes in estimated fair value included in the “changes in fair value of financial instruments” on the consolidated statement of comprehensive loss.

(t) Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	—	Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, accounts receivable, net, other receivables, deposits and amount due from suppliers included in prepayments and other current assets, long-term investments, other non-current assets, bank borrowings, accounts payable, amounts due to related parties, loans and other payables included in accrued expenses and other current liabilities, warrant liabilities, convertible loans and shareholder loans. Warrant liabilities, an option liability and certain convertible loans elected fair value option were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2022 and 2023, the carrying amount of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Company’s non-financial assets, such as goodwill, intangible assets, property, plant and equipment and inventories, would be measured at fair value only if they were determined to be impaired.

(u) Revenue recognition

The Company’s revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration expected to receive in exchange for those goods or services, after considering estimated sales return allowances, and value added tax (“VAT”). The Company follows five steps for revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

Revenue is primarily derived from (i) online products sales to individual customers or small retailers through third-party E-commerce platforms (ii) offline products sales to various distributors, e.g. offline retail chains or supermarkets who then sell to end customers, (iii) advertising services to customers with well-known brand names in lifestyle-related industries, (iv) cooking classes in the branded experience stores operated by the Company and (v) providing management services in collaborative arrangements.

The Company evaluates whether it is appropriate to record the gross amount of products sales and, advertising services and related costs or the net amount earned as commissions. When the Company is a principal, that the Company obtains control of the specified goods or services before they are transferred to the customers, revenue should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Company is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation of specified goods or services, revenue should be recognized in the net amount for the amount of commission which the Company earns in exchange for arranging for the specified goods or services to be provided by the third parties.

Product sales

The Company develops and sells the following types of products:

(a)	Own-branded ready to cook (“RTC”) products that can be consumed within 15-20 minutes with additional cooking preparation required;

(b)	Own-branded ready to heat (“RTH”) products, typically pre-or-semi-cooked meals, which require some preparation ahead of serving;

(c)	Ready to eat & plant base products (“RTE & Plant Base”) — typically pre-cooked meals that are ready to serve with minimal level of additional preparation, which includes the plant-based meal products ;

(d)	Private label products with other third-party brand; and

(e)	Fresh products including fresh and organic vegetables and fruit. The Company no longer had this category following the deconsolidation of Farm Entities since April 1, 2022.

Each type of the products is distributed and promoted through omni channels (online and offline).

1) Online consumer product sales

The Company sells RTC, RTH, RTE & Plant Base and private label products to individual customers or small retailers through third-party E-commerce platforms. Revenues for online consumer products are recognized on a gross basis as the Company obtains control of the products before they are delivered to the customers.

When the Company sells RTC, RTH, RTE & Plant Base and private label products through third-party E-commerce platforms, the Company sets up online stores on platforms to sell the product to these individual customers or small retailers. These platforms provide services to support the operations of the online stores including processing sales orders and collecting payment from individual customers or small retailers. These platforms charge service fees based on the sales conducted through the online stores. The Company enters into sale contracts directly with individual customers or small retailers. These platforms do not take control of the goods or have sales contracts with individual customers or small retailers. The Company is responsible for fulfilling all obligations according to the sales contracts with end customers and small retailers, including delivering products, providing customer support and handling sales return. The Company also has discretion in setting the price charged on individual customers or small retailers. Accordingly, the Company determined that individual customers and small retailers (as opposed to the platforms) are the Company’s customers. The sales contracts with individual customers normally include a customer’s right to return products within seven days after receipt of goods.

The Company identifies that its performance obligation under online consumer product sales is to provide the ordered products to end customers or small retailers. Revenue is recognized upon delivery of the products. In scenarios where the Company separates one order into multiple deliveries, transaction price will be allocated to each product based on relative standalone selling prices and the allocated amount will be recognized as revenue when the product is delivered.

Estimated sales allowances for sales returns are made based on contract terms and historical patterns. Discount coupons are recorded as a deduction of revenue when used by customers. The Company does not issue any discount coupons concurrent with a sales transaction.

2) Offline consumer product sales

The Company primarily sells RTC, RTH, RTE & Plant Base, private label products and fresh products to various distributors, e.g. offline retail chains or supermarkets who then sell to end customers. Revenue is recognized on a gross basis upon delivery of the products to the warehouses of the distributors for the following reasons: (1) the Company is the primary obligor and is responsible for the acceptability of the products purchase orders and the fulfilment of the delivery services; (2) the Company is responsible to compensate the customers if the products are defective; (3) the Company has latitude in establishing selling prices and selecting suppliers.

The Company recognize revenues from its own product vouchers, when they are redeemed by the customer. Product vouchers generally expire over a period of up to 12 months. The Company recognize breakage revenue, which is the amount of product vouchers that is not expected to be redeemed, when the likelihood of redemption is remote, in situations where the Company does not expect to be entitled to breakage, provided that there is no requirement for remitting balances to government agencies under unclaimed property laws. The Company reviews its breakage estimates at least annually based upon the latest available information regarding redemption and expiration patterns.

Advertising services

The Company provides advertising services to customers for promotion of their brands and products. These types of advertising services include production and online publishment of customized promotional videos, advertising placements on the Company’s website channels and offline promotion e. g. products exhibition in the Company’s branded experience stores.

The Company recognizes advertising revenue when the advertisement is published or displayed.

Collaborative arrangements

On July 1, 2021, the Company entered into purchase agreements with the selling shareholders of Fujian Yujiaweng Food Co. Ltd (“YJW”) and Fujian Keke Food Co. Ltd (“KeKe”) acquire the respective 60% interests of YJW and KeKe’s product sales business, which primarily included distribution contracts, the sales and marketing teams, procurement team and other supporting function personnel (“the Target Assets”). The Company and the selling shareholders agreed to form an entity to which the Target Assets will be transferred specific to each purchase agreement. The Company and one of the selling shareholders agreed to hold 60% and 40% equity interests of the respective entities formed. During the period from July 1, 2021 until June 17, 2022 when the new entities were formed (“the transition period”), the Company managed and operated the Target Assets and was entitled to 60% of the net profit arising from the operation of the Target Assets.

The Company has determined that the arrangements during the transition period are collaborative arrangements between the Company and YJW and KeKe to jointly operate the product manufacturing and distribution activities. Under the arrangements, YJW and KeKe owned and provided the customer relationships, brand use rights and manufactured the products, and the Company is primarily responsible for managing and directing the daily operation of the sales and marketing activities. Each party is entitled to 60% and 40% respectively of the net profit arising from the operation of the Target Assets during the transition period. As both parties actively participate in the product manufacturing and distribution activities and are exposed to significant risks and rewards of such joint operating activities, the Company considers these arrangements to be in the scope of ASC 808 –Collaborative Arrangements. The Company determined that it provided distinct management services to its customers, YJW and KeKe, and recognized 60% of the net profit arising from the operation of the Target Assets as revenue from contracts with customers in accordance with ASC 606.

Reconciliation of contract balance

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

A contract asset is recorded when the Company has transferred products to the customer before payment is received or is due, and right to consideration is conditional on future performance or other factors in the contract.

Product sales to platform distributors, offline distributors and advertising services to corporate customers are on credit terms. Receivables are recorded when the Company recognizes revenue upon fulfilment of the performance obligations.

For products sales to individual customers or small retailers through third-party E-commerce platforms, those customers pay through the payment channels of the platforms before the Company delivers the products. The platforms will then transfer the payment (after deducting platform service charges) to the Company based on pre-agreed days after the Company delivers products, or when the customers confirm the receipts of products, whichever is earlier.

A contract liability is recorded when the obligation to transfer goods or service to a customer is not yet fulfilled but for which the Company has received consideration from the customer.

Practical Expedients

The Company applies the practical expedient to not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less and contracts for which revenue is recognized at the amount to which the Company has the right to invoice services performed.

Payment terms with the customers require settlement within one year or less. The Company applies the practical expedient and does not adjust any of the transaction price for the time value of money. The Company generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

(v) Cost of Revenues

Cost of revenues primarily consists of the purchase price of merchandise, lease costs, costs of publishing advertisement, personnel costs for cooking classes, and cost of fresh products.

(w) Fulfilment Expenses

Fulfilment expenses relate to product delivery and packaging.

(x) Sales and Marketing Expenses

Sales and marketing expenses mainly include app download promotion, social media platform and short video platform content marketing expenses, E-commerce platform promotion and channel promotion, including the commission of key opinion leader (“KOL”), payroll and related expenses for personnel engaged in sales and marketing activities, depreciation expenses relating to facilities and equipment used by those employees, lease costs of stores and facilities. The amount of advertising expenses incurred were RMB15.3 million, RMB2.9 million and RMB1.7 million for the years ended December 31, 2021, 2022 and 2023, respectively.

(y) Research and development expenses

Research and development expenses are primarily of expenses for consulting work performed by third party involved in the development of new products innovation. Research and development expenses are expensed as incurred.

(z) General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, such as operating lease and depreciation expenses, professional fees, information service fees, technical service fees, amortization expenses related to intangible assets acquired in business combinations, bank charges and other general corporate expenses.

(aa) Government grants

Government grants are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2021, 2022 and 2023, the Company received financial subsidies of RMB4.4 million, RMB0.2 million and RMB0.1 million, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded in other income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive any or similar subsidies in the future.

(ab) Share-based Compensation

The Company determines whether an award should be classified and accounted for as a liability award or an equity award. Both liability-classified awards and equity-classified awards are initially measured at their grant-date fair value. At each financial reporting date and ultimately at settlement date, the fair value of a liability-classified award is remeasured. An equity-classified award is not remeasured after grant date. If share-based awards are subject to both service conditions and the occurrence of an initial public offering (“IPO”) as performance condition, cumulative share-based compensation expenses for the awards that have satisfied the service condition will be recorded upon the completion of the IPO, using the graded-vesting method. The fair value of share options at the time of grant or modification, if applicable, is determined using the binomial-lattice option pricing model. The Company elects to recognize the effect of forfeitures as compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

(ac) Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. The Company is required to accrue these benefits based on certain percentages of the qualified employees’ salaries and make contributions to the share based on the accrued amounts. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company has no further payment obligation once the contributions have been paid. The total amounts for such employee benefits were RMB6.3 million, RMB3.8 million and RMB2.2 million for the years ended December 31, 2021, 2022 and 2023, respectively, and expensed in the period incurred.

(ad) Income Taxes

The Company accounts for income taxes using the asset and liability method. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations and comprehensive loss in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carry forward periods, the Company’s experience with operating loss and tax credit carry forwards, if any, not expiring.

The Company applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Company recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates regarding individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Company’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Company records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively.

(ae) Concentration and Risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable, net, other receivables, short-term and long-term deposits, receivables of supplier rebates, prepayments and other receivables due from YJW and KeKe.

The Company’s investment policy requires cash, cash equivalents and restricted cash to be placed with high quality financial institutions and to limit the amount of credit risk from any one institution. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

Accounts receivable, net, derived from product sales and provision of services on the Company’s E-commerce platforms and retail stores, as well as other receivables, deposits and other current assets (note 7), are exposed to credit risk. The assessment of the counterparties’ creditworthiness is primarily based on past history of making payments when due and current ability to pay, taking into account information specific to the counterparties as well as pertaining to the economic environment in which the counterparties operate. Based on this analysis, the Company determines what credit terms, if any, to offer to each counter party individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to or through the counterparties or require the counterparties to pay cash in time to secure payment.

Concentration of customers and suppliers

One customer individually represents greater than 10.0% of total revenues of the Company for the years ended December 31, 2023.

	For the Years Ended December 31,
	2021	2022	2023
	proportion of total revenues	proportion of total revenues	proportion of total revenues
Customer A	*	*	13.1%

*	Less than 10.0% of the Company’s revenue in the respective years.

Three customers and two customers represent greater than 10.0% of total accounts receivable, net balance of the Company as of December 31, 2022 and 2023, respectively. Accounts receivable, net balances from these customers are as follows:

	As of December 31,
	2022	2023
	proportion of total accounts receivable, net balance	proportion of total accounts receivable, net balance
Customer A	20.6%	16.7%
Customer B	17.0%	15.5%
Customer C	11.4%	*
Customer D	*	12.3%

*	Less than 10.0% of the Company’s accounts receivable, net in the respective years.

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers.

Three suppliers, three suppliers and three suppliers represent greater than 10.0% of total purchases for the years ended December 31, 2021, 2022 and 2023, respectively. Purchase amounts from each supplier for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Years Ended December 31,
	2021	2022	2023
	proportion of total purchases	proportion of total purchases	proportion of total purchases
Supplier A	20.2%	*	*
Supplier B	35.3%	15.8%	*
Supplier C	14.2%	*	*
Supplier D	*	14.9%	27.2%
Supplier E	*	13.6%	19.9%
Supplier F	*	*	10.5%

*	Less than 10.0% of the Company’s purchase amounts in the respective years.

Although there is a limited number of providers of products, management believes that other providers could provide similar products on comparable terms. A change in suppliers, however, could cause negative impact on the business operation and a possible loss of sales, which would affect operating results adversely.

Interest rate risk

The Company’s borrowings bear interests at fixed and floated rates. If the Company were to renew these borrowings, the Company might be subject to interest rate risk.

Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. It is difficult to predict how market forces or the government policy may impact the exchange rate between the RMB and the US$ in the future.

(af) Loss per Share

Basic loss per share is computed by dividing net loss attributable to Class A ordinary shareholders, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is not allocated to other participating securities when the participating securities do not have contractual obligations to share losses.

Class B ordinary shares of the Company were issued to the Founder, Ms. Norma Ka Yin Chu, which are not entitled to dividends and distributions of the Company, whereas any undistributed net loss is not allocated to Class B ordinary shares. Therefore, Class B ordinary shares are not participating securities.

The Company’s preferred shares are not participating securities as they do not participate in unallocated loss on an as-converted basis. The preferred shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net profit is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the as-converted method, and exercise of outstanding share option using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(ag) Expected Credit Losses

In 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (ASC 326), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The Company adopted ASC 326 on January 1, 2023 with no material impact on the consolidated financial statements.

The Company’s accounts receivable, other receivables, short-term and long-term deposits, receivables of supplier rebates, other receivables due from YJW and KeKe, and deposits for a potential acquisition are within the scope of ASC 326.09. The Company has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit losses experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit losses analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.

The Company considers historical credit loss rates for each category of deposits and other receivables and also considers forward looking macroeconomic data in making its loss accrual determinations. The Company considers specific credit loss provisions on a case-by-case basis for particular aged receivable balances

(ah) Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decisionmaker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”). The Company’s CODM assesses performance and allocates resources based on two operating segments: merchandise sales and fresh agriculture produce.

●	Merchandise: Merchandise segment includes sales of RTC, RTH, RTE and Plant Base, Private label products, Advertising service and Experience stores to third parties and individual customers.

●	Fresh products: Fresh products segment includes fresh products sold to supermarkets and other third parties. This reporting segment was discontinued since April 1, 2022 due to the deconsolidation of Farm Entities.

Since the deconsolidation of Farm Entities from April 1, 2022, there is only one operating segment remaining.

The Company does not include intercompany transactions between segments for management reporting purposes. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, to different segments mainly based on usage, depending on the nature of the relevant costs and expenses. The Company currently does not allocate the assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Company currently does not allocate other long-lived assets to the geographic operations as most of the Company’s long-lived assets are located in the PRC. In addition, most of the Company’s revenue is derived from within the PRC. Therefore, no geographical information is presented.

The Company’s segment operating performance measure is segment adjusted net loss, which represents net income or loss before (a) depreciation of property, plant and equipment and amortization of intangible assets, and (b) interest income, interest expenses, other income, other expenses, net, and income tax expense. The following table presents information about adjusted net loss and a reconciliation from the segment adjusted loss to total consolidated loss from operations for the years ended December 31, 2021, 2022 and 2023, respectively.

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
Merchandise	191,185,173	177,864,489	205,481,904
Fresh products	13,994,269	1,721,577	-

Total segment revenues	205,179,442	179,586,066	205,481,904

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Adjusted net loss:
Merchandise	(96,225,247)	(78,972,163)	(146,284,520)
Fresh products	(7,959,386)	(1,315,348)	-
Total adjusted net loss	(104,184,633)	(80,287,511)	(146,284,520)

Depreciation and amortization expenses - Merchandise	(4,232,056)	(3,419,130)	(6,107,400)
Depreciation expenses - Fresh products	(878,674)	(125,192)	-
Unallocated allowance of accounts receivable, net	(4,324,627)	(5,334,098)	(1,978,793)
Unallocated interest expenses	(22,842,091)	(30,826,950)	(12,178,668)
Unallocated interest income	9,783	465,162	2,562,605
Unallocated foreign currency exchange (loss)/gain, net	(147,413)	671,007	(66,798)
Unallocated other income	5,581,534	1,599,746	421,449
Unallocated other expenses, net	(266,083,985)	-	(10,440,057)
Unallocated changes in fair value of financial instruments	(60,764,404)	(1,875,889)	17,101,260
Total consolidated loss before income tax expenses	(457,866,566)	(119,132,855)	(156,970,922)

(ai) Statutory Reserves

In accordance with the PRC Company Laws, the paid-in capitals of the PRC subsidiaries and VIEs are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

In addition, in accordance with the PRC Company Laws, the Company’s PRC subsidiaries and VIEs must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits after offsetting any prior year losses as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

No appropriation to the reserve fund was made by the Company’s PRC subsidiaries and VIEs, as these PRC Companies had accumulated losses as determined under PRC GAAP for the years ended December 31, 2021, 2022 and 2023.

(aj) Shareholders’ approval on the share consolidation

On November 16, 2023, the Company obtained shareholders’ approval of the share consolidation of every 16 issued and outstanding shares of each class with par value of US$0.001 into one share of the same class (“share consolidation”) with a par value of US$0.016 each, which was effectuated immediately on November 16, 2023, and all of the a) issued and outstanding share options granted by the Company, b) warrants granted by the Company and c) any other form of convertible securities granted by the Company and the holders of share options, warrants and convertible securities were entitled to as originally set out in their relevant agreements with the Company, as adjusted to reflect the share consolidation.

All share and per share data in the consolidated financial statements and notes thereto have been retroactively revised to reflect the share consolidation. Ordinary shares underlying outstanding share options, warrants and convertible securities and the respective exercise prices, if applicable, were proportionately adjusted.

(ak) Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In February 2016, the FASB issued Accounting Standards Codification Topic 842, Leases (ASC 842). ASC 842 specifies the accounting for leases. For operating leases, ASC 842 requires a lessee to recognize a Right-of-use assets and a lease liability, initially measured at the present value of the lease payments, in its balance sheets. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASC 842 was further amended in June 2020 by ASU 2020-05. Revenue from Contracts with Customers (ASC 606) and Leases (ASC 842), ASU 2020-05 deferred the effective date of new leases standard. As a result, ASC 842, Leases, is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Company adopted ASC 842 for the fiscal year ended December 31, 2022.

In December 2023, the FASB issued ASU 2023-08,“Intangibles，Goodwill and Other-Crypto Assets (Subtopic 350-60). Accounting for and Disclosure of Crypto Assets” The amendments in this Update are effective for all entities for fiscal years beginning after December 15,2024, including interim periods within those fiscal years, Early adoption is permitted for both interim and annual financial statements that have not yet been issued(or made available for issuance). if an entity adopts the amendments in an interim period.it must adopt them as of the beginning of the fiscal year that includes that interim period.

The amendments in this Update require a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets) as of the beginning of the annual reporting period in which an entity adopts the amendments.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). It requires issuers to make annual disclosures about government assistance, including the nature of the transaction, the related accounting policy, the financial statement line items affected and the amounts applicable to each financial statement line item, as well as any significant terms and conditions, including commitments and contingencies. The amendments in ASU 2021-10 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted the standard for the year ended December 31, 2022 and the adoption of this standard does not have a material impact on its consolidated financial statements.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”), which eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features and eliminates some of the conditions for equity classification in ASC 815-40 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of share settlement for instruments that may be settled in cash or shares. The Company adopted this standard on January 1, 2022, and such adoption did not impact on the consolidated financial statements.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and issued subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326”. ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASC 326 eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. The adoption of this standard resulted in a change of the Company’s provision policy primarily for accounts receivable. The Company adopted this ASC 326 on January 1, 2023 with no material impact on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. Under ASU 2021-08, an acquirer must recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606 as if it had originated the contracts. Prior to this ASU, an acquirer generally recognized contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The Company adopted this ASU on January 1, 2023 and the adoption did not have a material impact on the Company’s consolidated financial statements.

Accounting Standards to be Adopted

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for the Company beginning January 1, 2024 on a prospective basis. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, to update reportable segment disclosure requirements. The amendment is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and related disclosures.